Leases	12 Months Ended
Jun. 30, 2025
Leases
Leases

16.    Leases

Expenses on leases under the low value and short-term exemptions amounted to €2,896 thousand in fiscal year 2025 (2024: €197 thousand, 2023: €191 thousand). Expenses relating to variable lease payments not included in the measurement of lease liabilities amounted to €0 thousand in fiscal year 2025 (2024: €0 thousand, 2023: €0 thousand). LuxExperience Group incurred depreciation and interest expenses in an amount of €18,622 thousand in fiscal year 2025 (2024: €12,406 thousand, 2023: €10,909 thousand). No rent concessions were granted or recognized in fiscal year 2025 (2024: none, 2023: none). The non-current lease liabilities in fiscal year 2025 amounted to €176,718 thousand (2024: €40,483 thousand, 2023: €49,518 thousand) and the current lease liabilities amounted to €32,085 thousand (2024: €9,282 thousand, 2023: €8,155 thousand). See Note 29 for a maturity analysis of the Company’s future lease payments.

Some property leases contain extension options exercisable by LuxExperience Group up to one year before the end of the non-cancellable contract period. Where practicable, LuxExperience Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by LuxExperience Group and not by the lessors. LuxExperience Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. LuxExperience Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. LuxExperience Group estimated, if all extension options would be exercised for current leases, it would result in an additional cash outflow of €119.7 million.

LuxExperience Group classified rent cash deposits under other non-current asset of €1,846 thousand (2024: €1,431 thousand).

The total cash outflow for leases amounted €10,057 thousand in fiscal year 2025 (2024: €7,924 thousand, 2023: €4,059 thousand). Interest expenses from lease liabilities amounted to €4,167 thousand in fiscal year 2025 (2024: €2,916 thousand, 2023: €2,417 thousand).

Right-of-use asset activity during the reporting periods presented is comprised of the following:

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2023	89,369	193	89,561
Additions	141	20	161
As of June 30, 2024	89,510	213	89,722

Accumulated Depreciation and Impairment
As of July 1, 2023	34,673	92	34,765
Depreciation Charge of the year	9,446	43	9,489
As of June 30, 2024	44,119	135	44,254

Carrying Amount
As of July 1, 2023	54,696	101	54,797
As of June 30, 2024	45,390	78	45,468

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2024	89,510	213	89,722
Additions	3,935	1,068	5,003
Additions through business combination	158,254	8,177	166,431
Currency Translation	(1,289)	(28)	(1,317)
As of June 30, 2025	250,411	9,431	259,841

Accumulated Depreciation and Impairment
As of July 1, 2024	44,119	135	44,254
Additions	13,658	798	14,456
As of June 30, 2025	57,777	933	58,710

Carrying Amount
As of July 1, 2024	45,390	78	45,468
As of June 30, 2025	192,633	8,498	201,130